Other Consolidated Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Other Consolidated Balance Sheet Components [Abstract]
Contingent liabilities related to earnout payments and change of control (a)	$ 0.9	$ 32.3
Accrued interest	4.2	9.2
Residuals payable	7.2	5.5
Taxes payable	0.8	1.0
Deferred tenant reimbursement allowance	3.2	3.6
Restructuring accrual	1.4	2.9
Accrued payroll	3.0	2.3
Deferred employer social security tax pursuant to the CARES Act	1.3
Other current liabilities	4.5	4.1
Total accrued expenses and other current liabilities	$ 26.5	$ 60.9